Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instruments
Due from related parties non current carrying value	$ 1,350	$ 1,350
Due from related parties non current fair value - determined through level 3 inputs	$ 1,270